SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 24,320,121	$ 19,171,358	$ 26,216,515
International Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	10,627,253	9,399,228	11,134,072
China Market [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 13,692,868	$ 9,772,130	$ 15,082,443